Long-Term Bank Deposits And Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Bank Deposits And Other Receivables [Abstract]
Restricted deposits with banks			$ 2,271	[1]
Hedging receivables in respect to Series A Notes (See Note 16)	11,555		3,112
Deposits with banks and other long-term receivables	7,714	[2]	6,832	[2]
Long-term bank deposits and other receivables	19,269		12,215
Long-term balances of non-qualified deferred compensation plan	$ 6,093		$ 5,427

[1]	Restricted deposits in respect of an issued bank guarantee.
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,093 and $5,427 as of December 31, 2012 and 2011, respectively (See Note 17).